CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 April 14, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:     First Trust Exchange-Traded Fund III (the "Registrant")
                      Registration Nos. 333-176976 and 811-22245
               -------------------------------------------------------

Ladies and Gentlemen:

      On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust RiverFront Dynamic Asia Pacific ETF, First Trust RiverFront Dynamic Developed International ETF and First Trust RiverFront Dynamic Europe ETF, each a series of the Registrant. Post-Effective Amendment No. 41, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 14, 2016.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  ---------------------------
                                                      Morrison C. Warren

Enclosures